CONSOLIDATED AND COMBINED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 88,173	$ 127,630
Marketable securities	11,622	0
Accounts receivable, net of allowance of $1,739 and $1,133, respectively	65,851	33,735
Other current assets	39,049	27,812
Total current assets	204,695	189,177
Property and equipment, net of accumulated depreciation and amortization of $76,095 and $70,644, respectively	48,067	42,997
Goodwill	1,292,775	793,763
Intangible assets, net	276,408	207,613
Long-term investments	55,569	62,979
Other non-current assets	31,878	5,580
TOTAL ASSETS	1,909,392	1,302,109
LIABILITIES
Current portion of long-term debt	40,000	0
Accounts payable	25,767	11,797
Deferred revenue	169,321	134,790
Accrued expenses and other current liabilities	118,556	94,719
Total current liabilities	353,644	241,306
Long-term debt, net of current maturities	1,176,871	0
Long-term debt, related party	0	190,586
Income taxes payable	9,670	11,442
Deferred income taxes	34,947	41,875
Other long-term liabilities	49,542	13,446
Redeemable noncontrolling interests	5,907	3,678
Commitments and contingencies
SHAREHOLDERS' EQUITY
Preferred stock; $0.001 par value; authorized 500,000,000 shares; no shares issued and outstanding	0	0
Additional paid-in capital	404,771	0
Retained earnings	10,612	0
Invested capital	0	877,635
Accumulated other comprehensive loss	(136,820)	(78,048)
Total Match Group, Inc. shareholders' equity or invested capital	278,811	799,587
Noncontrolling interests	0	189
Total shareholders' equity or invested capital	278,811	799,776
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,909,392	1,302,109
Common Stock
SHAREHOLDERS' EQUITY
Common stock	38	0
Class B Common Stock
SHAREHOLDERS' EQUITY
Common stock	210	0
Class C Common Stock
SHAREHOLDERS' EQUITY
Common stock	$ 0	$ 0